Segmentation of key figures - Net sales by region (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of geographical areas [line items]
Net sales	$ 2,577	$ 2,482	$ 5,028	$ 4,926
Percentage of entity's revenue (as a percent)	100.00%	100.00%	100.00%	100.00%
United States
Disclosure of geographical areas [line items]
Net sales	$ 1,160	$ 1,141	$ 2,297	$ 2,290
Percentage of entity's revenue (as a percent)	45.00%	46.00%	46.00%	46.00%
International
Disclosure of geographical areas [line items]
Net sales	$ 1,417	$ 1,341	$ 2,731	$ 2,636
Percentage of entity's revenue (as a percent)	55.00%	54.00%	54.00%	54.00%